Not FDIC Insured May Lose Value No Bank Guarantee
101-Q3PH

Statement of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Statement of Investments 5

Templeton Growth Fund, Inc.
Statement of Investments (unaudited), May 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 94.0%
Belgium 3.3%
Anheuser-Busch InBev SA/NV ...... Beverages 2,983,809 $ 224,638,711
Umicore SA .................... Chemicals 1,897,404 113,848,909
338,487,620
Brazil 1.1%
Wheaton Precious Metals Corp. ..... Metals & Mining 2,427,828 116,588,053
China 3.6%
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 6,497,290 57,420,804
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 820,370 173,442,625
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 2,121,623 143,506,580
374,370,009
France 1.7%
Danone SA ..................... Food Products 1,036,545 73,893,856
Pernod Ricard SA ................ Beverages 481,673 106,132,539
180,026,395
Germany 7.4%
adidas AG ...................... Textiles, Apparel & Luxury Goods 272,580 99,461,939
Continental AG .................. Auto Components 883,034 130,575,741
E.ON SE ....................... Multi-Utilities 16,664,854 201,483,327
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 1,414,716 113,072,214
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,623,085 106,736,717
Siemens AG .................... Industrial Conglomerates 705,225 114,414,253
765,744,191
Hong Kong 1.9%
AIA Group Ltd. .................. Insurance 15,217,831 194,158,538
Japan 13.4%
East Japan Railway Co. ........... Road & Rail 444,700 31,108,175
Fujitsu Ltd. ..................... IT Services 868,103 140,841,522
Honda Motor Co. Ltd. ............. Automobiles 3,785,412 115,989,329
Isuzu Motors Ltd. ................ Automobiles 4,270,400 56,283,213
a
Japan Airlines Co. Ltd. ............ Airlines 2,407,763 55,038,548
Kirin Holdings Co. Ltd. ............ Beverages 3,887,054 78,470,023
Komatsu Ltd. ................... Machinery 6,045,300 177,417,605
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 1,720,292 105,721,700
Makita Corp. .................... Machinery 1,959,600 94,413,665
Mitsubishi Electric Corp. ........... Electrical Equipment 7,575,300 117,268,071
Nexon Co. Ltd. .................. Entertainment 3,054,910 71,958,603
Panasonic Corp. ................. Household Durables 10,190,000 116,184,222
Sony Group Corp. ................ Household Durables 1,605,460 158,247,596
Suntory Beverage & Food Ltd. ...... Beverages 1,862,391 68,531,117
1,387,473,389
Luxembourg 1.0%
ArcelorMittal SA ................. Metals & Mining 3,281,656 107,957,131
Macau 0.8%
a
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 9,649,703 77,992,929
a
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 5,569,497 119,968,209

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 2.9%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 4,180,487 $ 303,476,380
Switzerland 2.3%
Roche Holding AG ............... Pharmaceuticals 699,577 243,470,366
United Kingdom 9.3%
BAE Systems plc ................ Aerospace & Defense 14,622,483 108,876,654
BP plc ......................... Oil, Gas & Consumable Fuels 25,993,909 113,425,041
a
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 3,890,852 117,675,205
a
Compass Group plc .............. Hotels, Restaurants & Leisure 6,775,324 153,811,558
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 1,755,301 121,989,079
a
International Consolidated Airlines
Group SA ..................... Airlines 31,293,543 89,465,284
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 46,785,585 70,822,330
Unilever plc ..................... Personal Products 1,821,609 108,620,068
a
Whitbread plc ................... Hotels, Restaurants & Leisure 1,755,914 78,986,458
963,671,677
United States 44.1%
Albemarle Corp. ................. Chemicals 1,004,715 167,867,782
American Express Co. ............ Consumer Finance 1,033,331 165,467,293
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 83,142 196,343,990
BorgWarner, Inc. ................. Auto Components 2,142,988 109,913,855
Comcast Corp., A ................ Media 2,466,927 141,453,594
a
Dollar Tree, Inc. ................. Multiline Retail 1,608,666 156,844,935
DuPont de Nemours, Inc. .......... Chemicals 2,266,416 191,716,129
a
DXC Technology Co. .............. IT Services 3,061,840 116,104,973
a
EPAM Systems, Inc. .............. IT Services 251,670 120,197,592
Freeport-McMoRan, Inc. ........... Metals & Mining 2,630,377 112,369,705
Honeywell International, Inc. ........ Industrial Conglomerates 455,281 105,128,936
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 713,676 55,723,822
Johnson & Johnson .............. Pharmaceuticals 789,020 133,541,635
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 448,209 123,024,406
Lear Corp. ..................... Auto Components 460,057 88,956,622
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 3,082,867 190,521,181
Medtronic plc ................... Health Care Equipment & Supplies 1,494,673 189,210,655
Public Service Enterprise Group, Inc. . Multi-Utilities 874,390 54,317,107
Ross Stores, Inc. ................ Specialty Retail 1,401,259 177,105,125
Southern Co. (The) ............... Electric Utilities 1,656,068 105,855,867
a
Southwest Airlines Co. ............ Airlines 2,140,028 131,526,121
Stanley Black & Decker, Inc. ........ Machinery 309,280 67,051,904
Starbucks Corp. ................. Hotels, Restaurants & Leisure 782,450 89,105,406
Sysco Corp. .................... Food & Staples Retailing 2,761,922 223,715,682
TJX Cos., Inc. (The) .............. Specialty Retail 2,310,746 156,067,785
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 726,011 102,694,256
United Parcel Service, Inc., B ....... Air Freight & Logistics 470,909 101,057,071
UnitedHealth Group, Inc. ........... Health Care Providers & Services 289,876 119,405,722
Verizon Communications, Inc. ....... Diversified Telecommunication Services 3,440,922 194,377,684
Visa, Inc., A ..................... IT Services 605,021 137,521,273
a
Walt Disney Co. (The) ............. Entertainment 1,263,858 225,788,232
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 1,501,011 124,223,670
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,125,177 189,401,044
4,563,601,054
Total Common Stocks (Cost $7,072,999,991) ....................................
9,736,985,941

Templeton Growth Fund, Inc.
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,072,999,991) .............................
9,736,985,941
Short Term Investments 2.3%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.3%
Canada 1.8%
National Bank of Canada, 0.02%,
6/01/21 ...................... 100,000,000 100,000,000
Royal Bank of Canada, 0.02%, 6/01/21 90,000,000 90,000,000
France 0.5%
BNP Paribas SA, 0.01%, 6/01/21 ..... 10,000,000 10,000,000
Credit Agricole Corporate and
Investment Bank SA, 0.02%, 6/01/21 36,000,000 36,000,000
Total Time Deposits (Cost $236,000,000) .......................................
236,000,000
a a a a a
Total Short Term Investments (Cost $236,000,000 ) ...............................
236,000,000
a a a
a
Total Investments (Cost $7,308,999,991) 96.3% ..................................
$9,972,985,941
Other Assets, less Liabilities 3.7% .............................................
384,455,208
Net Assets 100.0% ...........................................................
$10,357,441,149
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $83,625,000 $(83,625,000) $ — $ — $— — $—
Total Affiliated Securities .... $— $83,625,000 $(83,625,000) $— $— $— $—

Templeton Growth Fund, Inc.
Notes to Statement of Investments (unaudited)

A summary of inputs used as of May 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 338,487,620 $ — $ 338,487,620
Brazil ............................... 116,588,053 — — 116,588,053
China ............................... 316,949,205 57,420,804 — 374,370,009
France .............................. — 180,026,395 — 180,026,395
Germany ............................ — 765,744,191 — 765,744,191
Hong Kong ........................... — 194,158,538 — 194,158,538
Japan ............................... — 1,387,473,389 — 1,387,473,389
Luxembourg .......................... — 107,957,131 — 107,957,131
Macau .............................. — 77,992,929 — 77,992,929
Norway .............................. — 119,968,209 — 119,968,209
South Korea .......................... — 303,476,380 — 303,476,380
Switzerland ........................... — 243,470,366 — 243,470,366
United Kingdom ....................... 108,620,068 855,051,609 — 963,671,677
United States ......................... 4,563,601,054 — — 4,563,601,054
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 236,000,000 — 236,000,000
Total Investments in Securities ........... $5,105,758,380 $4,867,227,561
b
$— $9,972,985,941
a
Includes securities determined to have no value at May 31, 2021.
b
Includes foreign securities valued at $4,631,227,561, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.